Income Taxes - Schedule of Current and Deferred Tax Provision for Federal and State Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal					$ 0	$ 0
State					2,400	2,400
Total					2,400	2,400
Federal					(6,937,891)	(6,646,663)
State					(614,642)	(796,294)
Valuation Allowance					7,552,533	7,442,957
Total					0	0
Total Provision for income taxes	$ 800		$ 2,291	$ 751	$ 2,400	$ 2,400	$ 87,947